Related-Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related-Party Transactions
Related-Party Transactions

8.Related-Party Transactions

In 2020, the Company subleased office space in Torrance, California to Good Dermatology, a professional medical corporation owned by the Founder and former CEO. Under the terms of the sublease, lease expenses incurred by the Company were 100% passed through to Good Dermatology. Total sublease income was $29,174 and $58,348 for the three and six months ended June 30, 2020. The sublease was terminated as of November 30, 2020.

For the three months ended June 30, 2021 and 2020, the Company had revenue of $3,561,794 and $61,325, respectively, and for the six months ended June 30, 2021 and 2020, the Company had revenue of $7,972,026 and $97,519, respectively, and as of June 30, 2021 and December 31, 2020, receivables of $1,700,573 and $6,927,470, respectively, from Pharmaceutical Products Development, LLC, a shareholder who holds a minority interest in the Company. Pharmaceutical Products Development, LLC became a minority shareholder of the Company during the first quarter of 2019.

For the three months ended June 30, 2021 and 2020, the Company had revenue of $218,564 and $83,570, respectively, and for the six months ended June 30, 2021 and 2020, the Company had revenue of $295,544 and $118,563, respectively, and as of June 30, 2021 and December 31, 2020, receivables of $153,091 and $129,857, respectively, from Novartis, who has a 50% ownership in dRX Capital AG, a shareholder who has a minority interest in the Company. In July 2021, dRx Capital AG was dissolved and their interest in the Company was distributed to their owners.

For the three months ended June 30, 2021 and 2020, the Company had revenue of $340,710 and $0, respectively, and for the six months ended June 30, 2021 and 2020, the Company had revenue of $340,710 and $0, respectively, and as of June 30, 2021 and December 31, 2020, receivables of $45,510 and $0, respectively, from Allovir, who is an investee of a minority shareholder of the Company. The minority shareholder became a shareholder of the Company in the third quarter of 2016.

13.         Related-Party Transactions

In 2020 and 2019, the Company subleased office space in Torrance, California to Good Dermatology, a professional medical corporation owned by the Founder and former CEO. Under the terms of the sublease, lease expenses incurred by the Company were 100% passed through to Good Dermatology. Total sublease income was $106,972 and $116,697 for the years ended December 31, 2020 and 2019, respectively. The sublease was terminated as of November 30, 2020.

During the year ended December 31, 2019, the Company purchased clinical trial investigator services in an arm’s length transaction totaling $273,787 from Good Dermatology, a professional medical corporation owned by the Founder and former CEO. No services were purchased from Good Dermatology during the year ended December 31, 2020.

During the year ended December 31, 2019, the Founder and former CEO had a personal loan from the Company in the amount of $300,000 which was paid off in its entirety, including accrued interest of $15,682 on June 26, 2019. There was a zero balance on the loan at December 31, 2019.

For the years ended December 31, 2020 and 2019, the Company had revenue of $9,106,645 and $0, respectively, and as of December 31, 2020 and 2019, receivables of $6,927,470 and $0, respectively, from Pharmaceutical Products Development, LLC, a shareholder who holds a minority interest in the Company. Pharmaceutical Products Development, LLC became a minority shareholder of the Company during the first quarter of 2019.

For the years ended December 31, 2020 and 2019, the Company had revenue of $351,034 and $451,558, respectively, and as of December 31, 2020 and 2019, receivables of $129,857 and $9,825, respectively, from Novartis, who has a 50% ownership in dRX Capital AG, a shareholder who has a minority interest in the Company. dRX Capital AG became a minority shareholder of the Company in the third quarter of 2015.